Dreyfus International Funds, INC.

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York 10166

October 1, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention: John C. Grzeskiewicz, Esq.

Re:	Dreyfus International Funds, Inc. (the “Fund”)
Registration Statement on Form N-1A (File Nos. 33-58248 and 811-07502)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)

the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Act would not have differed from those contained in Post-Effective Amendment No. 29 to the Fund’s Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 29 to the Fund’s Registration Statement on Form N-1A was filed electronically on September 25, 2009.

DREYFUS INTERNATIONAL FUNDS, INC.

By: /s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President